Significant transactions and events - Goodwill Recognized On Frame Acquisition (Details) - Frame Pharmaceuticals B.V., Amsterdam, Netherlands - EUR (€) € in Thousands	Sep. 30, 2022	Jun. 08, 2022
Significant transactions and events
Consideration transferred	€ 19,481	€ 32,000
Net Assets acquired	(7,018)
Preliminary Goodwill	€ 12,463